                    THE DOW INDUSTRIALS(SM) ("DIAMONDS")(SM)

                            DIAMONDS TRUST SERIES 1

                            A UNIT INVESTMENT TRUST

                                 ANNUAL REPORT

                                OCTOBER 31, 2004

"Dow Jones Industrial Average", "DJIA", "Dow Jones", "The Dow", "THE DOW INDUSTRIALS", and "DIAMONDS" are trademarks and service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by PDR Services LLC and the American Stock Exchange LLC pursuant to a License Agreement with Dow Jones. The Trust, based on the DJIA, is not sponsored, endorsed, sold, or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Trust.

DIAMONDS TRUST SERIES 1
TRUST OVERVIEW

--------------------------------------------------------------------------------

OBJECTIVE:
To replicate the total return of the Dow Jones Industrial Average.

STRATEGY:
The Trust's holdings are comprised of the 30 stocks in the Dow Jones Industrial Average, which is designed to capture the price performance of 30 US blue-chip stocks that are generally considered leaders within their respective industries.

PERFORMANCE OVERVIEW:
The Diamonds Trust, Series 1 (the "Trust") seeks to match the total return of the Dow Jones Industrial Average. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 30 securities of the Dow Jones Industrial Average are owned by the Trust. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

For the fiscal year ended October 31, 2004, the Diamonds Trust (the "Trust") advanced 4.27% versus the Dow Jones Industrials Index (the "Index", the "Dow") gain of 4.45%. The Trust benefited from a strong December 2003 as it gained 7.00% for the month. With continued signs of a rebounding economy and the fed funds target being maintained at one percent during that month's Federal Reserve meeting, all indications pointed to strong earnings growth opportunities ahead. The capture of Sadaam Hussein in December 2003 also served as a beacon of hope amid the Middle East turmoil that helped to dampen concerns overhanging the markets, for the time being, about some of the geopolitical risk. However, the equity market proceeded to trade range-bound for the remainder of the fiscal year, as improving conditions in the labor markets early on seemed to taper off and disappoint. Surging oil prices, rising interest rates amid inflation fears, and uncertainty surrounding the upcoming presidential election helped serve to keep equities from moving with any conviction in either direction.

For the second consecutive fiscal year, the Dow Industrials lagged other major U.S. benchmarks (S&P 500: 9.43%; S&P Midcap: 11.03%; and Russell 2000: 11.73%).
The biggest contributors to the Trust's performance included Exxon Mobil Corp., Boeing Co., and United Technologies. The biggest detractors to performance were Intel Corp., Merck & Co., and Pfizer, Inc.

The performance information presented does not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares. Performance data quoted represents past performance and past performance does not guarantee future results. An investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

The S&P 500 Index is the Standard & Poor's composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.

The Russell 2000 Index is an index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

You can not invest directly in an index.

DIAMONDS TRUST SERIES 1
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

COMMON STOCKS                                                  SHARES          VALUE
-----------------------------------------------------------------------------------------
3M Co. .....................................................  6,013,869    $  466,495,818
Alcoa, Inc. ................................................  6,013,869       195,450,742
Altria Group, Inc. .........................................  6,013,869       291,432,092
American Express Co. .......................................  6,013,869       319,156,028
American International Group, Inc. .........................  6,013,869       365,101,987
Boeing Co. .................................................  6,013,869       300,092,063
Caterpillar, Inc. ..........................................  6,013,869       484,357,009
Citigroup, Inc. ............................................  6,013,869       266,835,368
Coca-Cola Co. (The).........................................  6,013,869       244,523,914
Disney (Walt) Co. (The).....................................  6,013,869       151,669,776
Du Pont (E.I.) de Nemours...................................  6,013,869       257,814,564
Exxon Mobil Corp. ..........................................  6,013,869       296,002,632
General Electric Co. .......................................  6,013,869       205,193,210
General Motors Corp. .......................................  6,013,869       231,834,650
Hewlett-Packard Co. ........................................  6,013,869       112,218,796
Home Depot, Inc. ...........................................  6,013,869       247,049,739
Honeywell International, Inc. ..............................  6,013,869       202,547,108
Intel Corp. ................................................  6,013,869       133,868,724
International Business Machines Corp. ......................  6,013,869       539,744,743
J.P. Morgan Chase & Co. ....................................  6,013,869       232,135,343
Johnson & Johnson Co. ......................................  6,013,869       351,089,672
McDonald's Corp. ...........................................  6,013,869       175,304,281
Merck & Co., Inc. ..........................................  6,013,869       188,294,238
Microsoft Corp. ............................................  6,013,869       168,328,193
Pfizer Inc. ................................................  6,013,869       174,101,508
Procter & Gamble Co. .......................................  6,013,869       307,789,764
SBC Communications Inc. ....................................  6,013,869       151,910,331
United Technologies Corp. ..................................  6,013,869       558,207,321
Verizon Communications Inc. ................................  6,013,869       235,142,278
Wal-Mart Stores, Inc. ......................................  6,013,869       324,267,816
                                                                           --------------
Total Common Stocks -- (Cost $8,985,686,802)................               $8,177,959,708
                                                                           ==============

See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value.......................    $8,177,959,708
  Cash......................................................        12,130,898
  Receivable for income related to DIAMONDS issued
     in-kind................................................           371,097
  Dividends receivable......................................        12,331,230
                                                                --------------
TOTAL ASSETS................................................     8,202,792,933
                                                                --------------
LIABILITIES
  Distribution payable......................................         6,400,141
  Accrued Trustee fees......................................           299,588
  Accrued expenses and other liabilities....................         5,202,558
                                                                --------------
TOTAL LIABILITIES...........................................        11,902,287
                                                                --------------
NET ASSETS..................................................    $8,190,890,646
                                                                ==============
NET ASSETS REPRESENTED BY:
  Paid in surplus...........................................    $9,306,840,593
  Undistributed net investment income.......................         5,063,559
  Accumulated net realized gain (loss) on investments.......      (313,286,412)
  Net unrealized appreciation (depreciation) on
     investments............................................      (807,727,094)
                                                                --------------
NET ASSETS..................................................    $8,190,890,646
                                                                ==============
NET ASSET VALUE PER DIAMOND.................................           $100.48
                                                                      --------
                                                                      --------
UNITS OF FRACTIONAL UNDIVIDED INTEREST
  ("DIAMONDS") OUTSTANDING, UNLIMITED UNITS AUTHORIZED,
     $0.00 PAR VALUE........................................        81,520,136
                                                                --------------
COST OF INVESTMENTS.........................................    $8,985,686,802
                                                                ==============

See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                           FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                            OCTOBER 31, 2004      OCTOBER 31, 2003      OCTOBER 31, 2002
                                           ------------------    ------------------    ------------------
INVESTMENT INCOME
     Dividend income.....................    $ 145,895,782         $  120,911,703        $  71,072,353
                                             -------------         --------------        -------------
EXPENSES:
     Trustee expense.....................        4,708,689              3,480,020            2,450,305
     Marketing expense...................        4,019,534              3,230,848            1,549,601
     DJIA license fee....................        3,750,004              1,947,815            1,567,729
     Legal and audit services............           89,900                249,444               64,908
     SEC registration expense............           73,883                116,131               30,592
     Printing and postage expense........           43,194                338,844              151,203
     Miscellaneous expense...............              661                    715                  687
     Amortization of organization
          costs..........................               --                101,829              502,266
                                             -------------         --------------        -------------
Total expenses...........................       12,685,865              9,465,646            6,317,291
     Trustee earnings credit.............          (88,355)               (61,870)             (61,606)
                                             -------------         --------------        -------------
Net expenses after Trustee earnings
  credit.................................       12,597,510              9,403,776            6,255,685
                                             -------------         --------------        -------------
NET INVESTMENT INCOME....................      133,298,272            111,507,927           64,816,668
                                             -------------         --------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
     Net realized gain on investment
       transactions......................      213,134,509            276,147,528          173,854,529
     Net increase in unrealized
       depreciation......................     (133,449,812)           636,501,507         (496,933,157)
                                             -------------         --------------        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........................       79,684,697            912,649,035         (323,078,628)
                                             -------------         --------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS........................    $ 212,982,969         $1,024,156,962        $(258,261,960)
                                             =============         ==============        =============

See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                           FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                            OCTOBER 31, 2004      OCTOBER 31, 2003      OCTOBER 31, 2002
                                           ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
     Net investment income...............    $  133,298,272        $  111,507,927        $   64,816,668
     Net realized gain on investment
       transactions......................       213,134,509           276,147,528           173,854,529
     Net increase in unrealized
          depreciation...................      (133,449,812)          636,501,507          (496,933,157)
                                             --------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..............       212,982,969         1,024,156,962          (258,261,960)
                                             --------------        --------------        --------------
UNDISTRIBUTED NET INVESTMENT INCOME
  INCLUDED IN PRICE OF UNITS ISSUED AND
  REDEEMED, NET..........................        (1,282,877)             (398,863)              913,179
                                             --------------        --------------        --------------
DISTRIBUTIONS TO UNITHOLDERS FROM NET
  INVESTMENT INCOME......................      (130,617,261)         (110,187,836)          (62,477,206)
                                             --------------        --------------        --------------
NET INCREASE IN NET ASSETS FROM ISSUANCE
  AND REDEMPTION OF DIAMONDS.............     2,118,716,178           959,445,015         1,703,425,938
                                             --------------        --------------        --------------
NET INCREASE IN NET ASSETS DURING
  PERIOD.................................     2,199,799,009         1,873,015,278         1,383,599,951
NET ASSETS AT BEGINNING OF PERIOD........     5,991,091,637         4,118,076,359         2,734,476,408
                                             --------------        --------------        --------------

NET ASSETS END OF PERIOD*................    $8,190,890,646        $5,991,091,637        $4,118,076,359
                                             ==============        ==============        ==============
*INCLUDES UNDISTRIBUTED NET INVESTMENT
  INCOME.................................    $    5,063,559        $    2,382,548        $    1,062,457
                                             --------------        --------------        --------------

See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A DIAMOND OUTSTANDING DURING THE YEAR

--------------------------------------------------------------------------------

                                   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                      ENDED          ENDED          ENDED          ENDED          ENDED
                                     10/31/04       10/31/03       10/31/02       10/31/01       10/31/00
                                   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  YEAR...........................   $    98.20     $    84.12     $    90.84     $   109.73     $   107.31
                                    ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS:
     Net investment income(1)....         1.94           1.91           1.73           1.56           1.43
     Net realized and unrealized
       gain (loss) on
       investments...............         2.28          14.06          (6.77)        (18.86)          2.47
                                    ----------     ----------     ----------     ----------     ----------
TOTAL FROM INVESTMENT
  OPERATIONS.....................         4.22          15.97          (5.04)        (17.30)          3.90
                                    ----------     ----------     ----------     ----------     ----------
UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED,
  NET............................         0.00(5)       (0.01)          0.00(5)        0.00(5)        0.00(5)
                                    ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS FROM:
     Net investment income.......        (1.94)         (1.88)         (1.68)         (1.59)         (1.48)
                                    ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR.....   $   100.48     $    98.20     $    84.12     $    90.84     $   109.73
                                    ==========     ==========     ==========     ==========     ==========
TOTAL INVESTMENT RETURN(2).......         4.27%         19.22%         (5.71)%       (15.91)%         3.68%
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets:
     Net investment income.......         1.89%          2.12%          1.85%          1.51%          1.34%
     Total expenses..............         0.18%          0.18%          0.18%          0.18%          0.36%
     Net expenses excluding
       trustee earnings credit...         0.18%          0.18%          0.18%          0.18%          0.18%
     Net expenses excluding
       rebates, trustee earnings
       credit and waivers(3).....         0.18%          0.18%          0.18%          0.17%          0.17%
     Portfolio turnover
       rate(4)...................        13.88%          8.71%          0.26%         12.66%         23.85%
NET ASSET VALUE, END OF YEAR
  (000'S)........................   $8,190,891     $5,991,092     $4,118,076     $2,734,476     $2,002,605

--------------------------------------------------------------------------------
(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Total returns for periods of less than one year are not annualized and do not include transaction fees.

(3) Excludes expenses reimbursed by the Sponsor and Trustee from the period November 1, 1998 through February 29, 2000 and the Sponsor from the period March 1, 2000 through October 31, 2000.

(4) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of DIAMONDS.

(5) Amount shown represents less than $0.01.

See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION
DIAMONDS Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities consisting of substantially all of the component common stocks, which comprise the Dow Jones Industrial Average (the "DJIA"). Each unit of fractional undivided interest in the Trust is referred to as a "DIAMOND". The Trust commenced operations on January 14, 1998 upon the initial issuance of 500,000 DIAMONDS (equivalent to ten "Creation Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official closing price. If no closing sale price or official closing price is available, then the security is valued at the previous closing sale price on the exchange which is deemed to be the principal market for the security, or at the previous official closing price if the security is listed on the NASDAQ. If there is no closing sale price or official closing price available, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders monthly. The Trust will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 2004

--------------------------------------------------------------------------------

accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per share calculations in the financial highlights for all years presented exclude these differences.

During the fiscal year ended October 31, 2004, the Trust reclassified $434,348,797 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statements of Assets and Liabilities.

At October 31, 2004, the Trust had the following capital loss carryforwards which may be used to offset any net realized gains, expiring October 31:

2007...........................................  $  9,197,094
2008...........................................    11,386,433
2010...........................................     2,065,467
2011...........................................    68,716,435
2012...........................................   221,460,584

The tax character of distributions paid during the year ended October 31, 2004, 2003, and 2002 were as follows:

DISTRIBUTIONS PAID FROM:                          2004           2003          2002
------------------------                      ------------   ------------   -----------
Ordinary Income.............................  $130,617,261   $110,187,836   $62,477,206
Long Term Capital Gain......................            --             --            --
Return of Capital...........................            --             --            --
                                              ------------   ------------   -----------
     Total..................................  $130,617,261   $110,187,836   $62,477,206

As of October 31, 2004, the components of distributable earnings (excluding unrealized appreciation (depreciation) on a federal income tax basis were undistributed ordinary income of $11,463,700 and undistributed long term capital gain of $0.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 2004

--------------------------------------------------------------------------------

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR (CONTINUED) from time to time to conform to changes in the composition and/or weighting structure of the DJIA. For these services, the Trustee received a fee at the following annual rates for the year ended October 31, 2004:

NET ASSET VALUE OF THE TRUST                FEE AS A PERCENTAGE OF NET ASSET VALUE OF THE TRUST
----------------------------                ---------------------------------------------------
$0 - $499,999,999                           10/100 of 1% per annum plus or minus the Adjustment
                                            Amount
$500,000,000 - $2,499,999,999               8/100 of 1% per annum plus or minus the Adjustment
                                            Amount
$2,500,000,000 - and above                  6/100 of 1% per annum plus or minus the Adjustment
                                            Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of DIAMONDS and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended October 31, 2004, the Adjustment Amount decreased the Trust's expenses by $208,288.

PDR Services LLC (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange LLC) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust which exceeded 18.00/100 of 1% per annum of the daily net asset value of the Trust. The amounts of such reimbursements by the Sponsor for the fiscal years ended October 31, 2002, October 31, 2003 and October 31, 2004 were $0.

Dow Jones & Company, Inc. ("Dow Jones"), the American Stock Exchange LLC (the "AMEX"), and PDR Services (the "Sponsor") have entered into a License Agreement pursuant to which certain Dow Jones marks may be used in connection with the Trust subject to the payment of license fees.

NOTE 4 -- TRUST TRANSACTIONS IN DIAMONDS
Transactions in DIAMONDS were as follows.

                                                          YEAR ENDED OCTOBER 31, 2004
                                                         -----------------------------
                                                          DIAMONDS         AMOUNTS
                                                         -----------   ---------------
DIAMONDS sold..........................................   72,900,000   $ 7,485,525,585
DIAMONDS issued upon dividend reinvestment.............       11,705         1,201,305
DIAMONDS redeemed......................................  (52,400,000)   (5,369,293,589)
Net income equalization................................           --         1,282,877
                                                         -----------   ---------------
Net Increase...........................................   20,511,705   $ 2,118,716,178
                                                         ===========   ===============

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 2004

--------------------------------------------------------------------------------

NOTE 4 -- TRUST TRANSACTIONS IN DIAMONDS (CONTINUED)

                                                          YEAR ENDED OCTOBER 31, 2003
                                                         -----------------------------
                                                          DIAMONDS         AMOUNTS
                                                         -----------   ---------------
DIAMONDS sold..........................................   70,850,000   $ 6,167,457,123
DIAMONDS issued upon dividend reinvestment.............        4,321           385,016
DIAMONDS redeemed......................................  (58,800,000)   (5,208,795,987)
Net income equalization................................           --           398,863
                                                         -----------   ---------------
Net Increase...........................................   12,054,321   $   959,445,015
                                                         ===========   ===============

                                                          YEAR ENDED OCTOBER 31, 2002
                                                         -----------------------------
                                                          DIAMONDS         AMOUNTS
                                                         -----------   ---------------
DIAMONDS sold..........................................   85,000,000   $ 8,317,016,274
DIAMONDS issued upon dividend reinvestment.............        2,297           210,273
DIAMONDS redeemed......................................  (66,150,000)   (6,612,887,430)
Net income equalization................................           --          (913,179)
                                                         -----------   ---------------
Net Increase...........................................   18,852,297   $ 1,703,425,938
                                                         ===========   ===============

Except for under the Trust's dividend reinvestment plan, DIAMONDS are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 DIAMONDS. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per DIAMOND (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $1,000 is charged in connection with each creation or redemption of Creation Units through the DIAMONDS Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the fiscal year ended October 31, 2004, the Trust had gross in-kind contributions, gross in-kind redemptions, purchases and sales of investment securities of $6,761,423,192, $4,644,218,488, $988,307,215 and $993,544,047,
respectively. At October 31, 2004, the cost of investments for federal income tax purposes was $8,986,147,201 accordingly, gross unrealized appreciation was $113,734,724, and gross unrealized depreciation was $921,922,217, resulting in net unrealized depreciation of $808,187,493.

NOTE 6 -- TAX INFORMATION (UNAUDITED)
For Federal income tax purposes, the percentage of Trust ordinary distributions which qualify for the corporate dividends received deduction for the fiscal year ended October 31, 2004 is 100%.

For the fiscal year ended October 31, 2004, certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 2004

--------------------------------------------------------------------------------

Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

DIAMONDS TRUST SERIES 1
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------
To the Trustee and Unitholders of
DIAMONDS Trust Series 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DIAMONDS Trust Series 1 (the "Trust") at October 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trustee; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 17, 2004

OTHER INFORMATION (UNAUDITED)
On November 8, 2004, State Street Bank and Trust Company, as Trustee of the Trust, declared a special dividend (the "Special Dividend") to be distributed to Beneficial Owners of record as of November 17, 2004. The Special Dividend is being declared in light of the special dividend paid by Microsoft Corporation, the common shares of which are held by the Trust. The ex-date for the Special Dividend is November 15, 2004, and the payment date is December 2, 2004.

The Special Dividend was declared by the Trustee pursuant to authority granted it by an amendment, dated November 8, 2004 (the "Amendment"), to the Standard Terms and Conditions of the Trust dated as of January 1, 2004. The Amendment expands the circumstances under which the Trustee may declare a special dividend to include circumstances where, in the Trustee's discretion, doing so would be advantageous to the Beneficial Owners of Trust units.

DIAMONDS TRUST SERIES 1

--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Carter, Ledyard & Milburn
2 Wall Street
New York, NY 10005